Arnall Golden Gregory LLP
171 17th Street, NW, Suite 2100
Atlanta, Georgia 30363

August 21, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Amendment No.1 to CryoLife, Inc. Registration Statement on Form S-3

Dear Sir or Madam:

Filed concurrently herewith via EDGAR by CryoLife, Inc. is Amendment No.1 to the Registration Statement on Form S-3, which relates to the issuance and sale from time to time, pursuant to Rule 415 of the General Rules and Regulations promulgated under the Securities Act of 1933, as amended, of an indeterminate amount, with an aggregate offering price not to exceed $150,000,000, of the securities set forth therein.

Please direct any questions or comments regarding the foregoing to the undersigned at (404) 873-8688.

Sincerely,

/s/ B. Joseph Alley, Jr.

cc:           Roger T. Weitkamp, Associate General Counsel, CryoLife, Inc.